LOANS FOR CAPITAL LEASE BUSINESS (Tables)	12 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
As of June 30, 2017, the borrowings will be due according to the following schedule:

	Bank loans	Other loans
	(principal amounts)	(principal amounts)
Within 1 year	$14,905,027	$4,846,657
Between 1 to 2 years	13,033,222	4,280,501
Between 2 to 3 years	343,292	382,439
Between 3 to 4 years	-	-
Between 4 to 5 years	-	-
Beyond 5 years	-	-
	$28,281,541	$9,509,597